Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Consolidating Balance Sheets
Condensed Consolidating Balance Sheet
December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	$—	$—	$70,925.7	$(15.4)	$70,910.3
Fixed maturities, at fair value using the fair value option	—	—	2,771.3	—	2,771.3
Equity securities, available-for-sale, at fair value	63.9	20.1	256.1	—	340.1
Short-term investments	—	—	5,991.2	—	5,991.2
Mortgage loans on real estate, net of valuation allowance	—	—	8,662.3	—	8,662.3
Policy loans	—	—	2,200.3	—	2,200.3
Limited partnerships/corporations	—	—	465.1	—	465.1
Derivatives	59.3	—	2,433.8	(118.6)	2,374.5
Investments in subsidiaries	15,715.1	14,044.3	—	(29,759.4)	—
Other investments	—	0.4	166.6	—	167.0
Securities pledged	—	—	1,605.5	—	1,605.5
Total investments	15,838.3	14,064.8	95,477.9	(29,893.4)	95,487.6
Cash and cash equivalents	357.5	0.4	1,428.9	—	1,786.8
Short-term investments under securities loan agreements, including collateral delivered	58.4	—	640.7	(35.1)	664.0
Accrued investment income	—	—	863.5	—	863.5
Reinsurance recoverable	—	—	7,379.3	—	7,379.3
Deferred policy acquisition costs, Value of business acquired	—	—	3,656.3	—	3,656.3
Sales inducements to contract holders	—	—	212.7	—	212.7
Goodwill and other intangible assets	—	—	348.5	—	348.5
Loans to subsidiaries and affiliates	77.0	58.0	261.4	(396.4)	—
Due from subsidiaries and affiliates	16.5	1.5	24.6	(42.6)	—
Other assets	35.8	—	1,326.7	—	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,931.2	—	2,931.2
Cash and cash equivalents	—	—	440.8	—	440.8
Corporate loans, at fair value using the fair value option	—	—	3,559.3	—	3,559.3
Other assets	—	—	34.3	—	34.3
Assets held in separate accounts	—	—	97,667.4	—	97,667.4
Total assets	$16,383.5	$14,124.7	$216,253.5	$(30,367.5)	$216,394.2
Condensed Consolidating Balance Sheet (Continued)
December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder's Equity:
Future policy benefits	$—	$—	$15,493.6	$—	$15,493.6
Contract owner account balances	—	—	70,562.1	—	70,562.1
Payables under securities loan agreement, including collateral held	—	—	1,509.8	—	1,509.8
Short-term debt	886.1	138.3	436.3	(396.1)	1,064.6
Long-term debt	1,824.6	1,014.1	347.8	(15.4)	3,171.1
Funds held under reinsurance agreements	—	—	1,236.6	—	1,236.6
Derivatives	59.3	—	2,003.5	(118.6)	1,944.2
Pension and other post-employment provisions	—	—	903.2	—	903.2
Current income taxes	(221.1)	7.2	225.6	—	11.7
Deferred income taxes	(127.4)	0.2	1,169.9	—	1,042.7
Due to subsidiaries and affiliates	23.1	1.5	18.0	(42.6)	—
Other liabilities	64.0	19.0	1,556.6	(35.4)	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	3,829.4	—	3,829.4
Other liabilities	—	—	292.4	—	292.4
Liabilities related to separate accounts	—	—	97,667.4	—	97,667.4
Total liabilities	2,508.6	1,180.3	197,252.2	(608.1)	200,333.0
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,874.9	12,944.4	16,815.0	(29,759.4)	13,874.9
Noncontrolling interest	—	—	2,186.3	—	2,186.3
Total shareholder's equity	13,874.9	12,944.4	19,001.3	(29,759.4)	16,061.2
Total liabilities and shareholder's equity	$16,383.5	$14,124.7	$216,253.5	$(30,367.5)	$216,394.2

Schedule of Condensed Consolidating Statement of Operations
Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$2.4	$1.9	$4,698.3	$(4.7)	$4,697.9
Fee income	—	—	3,515.4	—	3,515.4
Premiums	—	—	1,861.1	—	1,861.1
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(74.1)	—	(74.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(19.0)	—	(19.0)
Net other-than-temporary impairments recognized in earnings	—	—	(55.1)	—	(55.1)
Other net realized capital gains (losses)	—	—	(1,225.7)	—	(1,225.7)
Total net realized capital gains (losses)	—	—	(1,280.8)	—	(1,280.8)
Other revenue	12.5	0.7	373.7	(8.4)	378.5
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	556.6	—	556.6
Changes in fair value related to collateralized loan obligations	—	—	(113.4)	—	(113.4)
Total revenues	14.9	2.6	9,610.9	(13.1)	9,615.3
Benefits and expenses:
Policyholder benefits	—	—	2,613.5	—	2,613.5
Interest credited to contract owner account balance	—	—	2,248.1	—	2,248.1
Operating expenses	30.5	1.2	3,131.7	(8.4)	3,155.0
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	722.3	—	722.3
Interest expense	74.1	61.4	22.9	(4.7)	153.7
Operating expenses related to consolidated investment entities:
Interest expense	—	—	106.4	—	106.4
Other expense	—	—	10.3	—	10.3
Total benefits and expenses	104.6	62.6	8,855.2	(13.1)	9,009.3
Income (loss) before income taxes	(89.7)	(60.0)	755.7	—	606.0
Income tax expense (benefit)	(349.4)	(1.2)	395.9	(50.5)	(5.2)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	259.7	(58.8)	359.8	50.5	611.2
Equity in earnings (losses) of subsidiaries, net of tax	213.3	811.1	—	(1,024.4)	—
Net income (loss) including noncontrolling interest	473.0	752.3	359.8	(973.9)	611.2
Less: Net income (loss) attributable to noncontrolling interest	—	—	138.2	—	138.2
Net income (loss) available to ING U.S., Inc.'s common shareholder	$473.0	$752.3	$221.6	$(973.9)	$473.0
Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$10.9	$1.8	$4,968.5	$(12.4)	$4,968.8
Fee income	—	—	3,603.6	—	3,603.6
Premiums	—	—	1,770.0	—	1,770.0
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(550.6)	—	(550.6)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(47.9)	—	(47.9)
Net other-than-temporary impairments recognized in earnings	—	—	(502.7)	—	(502.7)
Other net realized capital gains (losses)	(42.2)	—	(986.5)	—	(1,028.7)
Total net realized capital gains (losses)	(42.2)	—	(1,489.2)	—	(1,531.4)
Other revenue	19.7	1.1	412.1	(4.7)	428.2
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	528.4	—	528.4
Changes in fair value related to collateralized loan obligations	—	—	(48.8)	—	(48.8)
Total revenues	(11.6)	2.9	9,744.6	(17.1)	9,718.8
Benefits and expenses:
Policyholder benefits	—	—	3,286.5	—	3,286.5
Interest credited to contract owner account balance	—	—	2,452.3	3.2	2,455.5
Operating expenses	11.9	3.2	3,023.6	(7.9)	3,030.8
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	387.0	—	387.0
Interest expense	61.7	56.4	33.6	(12.4)	139.3
Operating expenses related to consolidated investment entities:
Interest expense	—	—	68.4	—	68.4
Other expense	—	—	73.5	—	73.5
Total benefits and expenses	73.6	59.6	9,324.9	(17.1)	9,441.0
Income (loss) before income taxes	(85.2)	(56.7)	419.7	—	277.8
Income tax expense (benefit)	363.0	(17.1)	(354.0)	183.1	175.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(448.2)	(39.6)	773.7	(183.1)	102.8
Equity in earnings (losses) of subsidiaries, net of tax	360.1	481.9	—	(842.0)	—
Net income (loss) including noncontrolling interest	(88.1)	442.3	773.7	(1,025.1)	102.8
Less: Net income (loss) attributable to noncontrolling interest	—	—	190.9	—	190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	$(88.1)	$442.3	$582.8	$(1,025.1)	$(88.1)

Schedule of Condensed Consolidating Statement of Comprehensive Income
Condensed Consolidated Statements of Comprehensive Income
For the Year Ended December 31, 2013

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$600.5	$847.0	$738.2	$(1,395.1)	$790.6
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(2,989.8)	(1,894.2)	(2,993.2)	4,887.4	(2,989.8)
Other-than-temporary impairments	48.0	26.8	48.0	(74.8)	48.0
Pension and other post-employment benefit liability	(13.8)	(3.2)	(13.8)	17.0	(13.8)
Other comprehensive income (loss), before tax	(2,955.6)	(1,870.6)	(2,959.0)	4,829.6	(2,955.6)
Income tax (benefit) expense related to items of other comprehensive income (loss)	(1,094.0)	(698.8)	(1,093.8)	1,792.6	(1,094.0)
Other comprehensive income (loss), after tax	(1,861.6)	(1,171.8)	(1,865.2)	3,037.0	(1,861.6)
Comprehensive income (loss)	(1,261.1)	(324.8)	(1,127.0)	1,641.9	(1,071.0)
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	190.1	—	190.1
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholders	$(1,261.1)	$(324.8)	$(1,317.1)	$1,641.9	$(1,261.1)

Condensed Consolidated Statements of Comprehensive Income
For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$473.0	$752.3	$359.8	$(973.9)	$611.2
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,659.1	1,281.7	1,655.9	(2,937.6)	1,659.1
Other-than-temporary impairments	52.2	30.4	52.2	(82.6)	52.2
Pension and other post-employment benefit liability	(21.4)	(3.2)	(21.4)	24.6	(21.4)
Other comprehensive income (loss), before tax	1,689.9	1,308.9	1,686.7	(2,995.6)	1,689.9
Income tax (benefit) expense related to items of other comprehensive income (loss)	574.2	411.9	555.3	(967.2)	574.2
Other comprehensive income (loss), after tax	1,115.7	897.0	1,131.4	(2,028.4)	1,115.7
Comprehensive income (loss)	1,588.7	1,649.3	1,491.2	(3,002.3)	1,726.9
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	138.2	—	138.2
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	$1,588.7	$1,649.3	$1,353.0	$(3,002.3)	$1,588.7

Condensed Consolidated Statements of Comprehensive Income
For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$(88.1)	$442.3	$773.7	$(1,025.1)	$102.8
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,655.4	901.5	1,658.7	(2,560.2)	1,655.4
Other-than-temporary impairments	165.4	68.2	165.3	(233.5)	165.4
Pension and other post-employment benefit liability	78.9	6.9	78.9	(85.8)	78.9
Other comprehensive income (loss), before tax	1,899.7	976.6	1,902.9	(2,879.5)	1,899.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	278.0	215.7	455.8	(671.5)	278.0
Other comprehensive income (loss), after tax	1,621.7	760.9	1,447.1	(2,208.0)	1,621.7
Comprehensive income (loss)	1,533.6	1,203.2	2,220.8	(3,233.1)	1,724.5
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	190.9	—	190.9
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	$1,533.6	$1,203.2	$2,029.9	$(3,233.1)	$1,533.6

Schedule of Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$59.7	$50.5	$3,264.9	$(93.0)	$3,282.1
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	17,015.2	—	17,015.2
Equity securities, available-for-sale	27.2	12.0	27.6	—	66.8
Mortgage loans on real estate	—	—	1,991.8	—	1,991.8
Loan - Dutch State obligation	—	—	1,781.9	—	1,781.9
Limited partnerships/corporations	—	—	895.9	—	895.9
Acquisition of:
Fixed maturities	—	—	(17,292.3)	—	(17,292.3)
Equity securities, available-for-sale	(14.0)	(17.5)	(10.3)	—	(41.8)
Mortgage loans on real estate	—	—	(1,969.0)	—	(1,969.0)
Limited partnerships/corporations	—	—	(178.9)	—	(178.9)
Short-term investments, net	—	—	(2,397.4)	—	(2,397.4)
Policy loans, net	—	—	63.6	—	63.6
Derivatives, net	—	—	(1,395.8)	—	(1,395.8)
Other investments, net	—	1.3	42.1	—	43.4
Sales from consolidated investments entities	—	—	1,781.7	—	1,781.7
Purchase of consolidated investment entities	—	—	(2,851.6)	—	(2,851.6)
Net maturity of short-term intercompany loans	102.3	(33.5)	2,070.8	(2,139.6)	—
Return of capital contributions from subsidiaries	813.0	720.0	—	(1,533.0)	—
Capital contributions to subsidiaries	(400.0)	—	—	400.0	—
Collateral received (delivered), net	7.2	—	132.7	—	139.9
Purchases of fixed assets, net	—	—	(29.3)	—	(29.3)
Net cash provided by (used in) investing activities	$535.7	$682.3	$(321.3)	$(3,272.6)	$(2,375.9)
Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash Flows from Financing Activities:
Deposits received for investment contracts	$—	$—	$16,118.8	$—	$16,118.8
Maturities and withdrawals from investment contracts	—	—	(19,033.4)	—	(19,033.4)
Proceeds from issuance of debt with maturities of more than three months	3,048.5	—	1.1	—	3,049.6
Repayment of debt with maturities of more than three months	(902.5)	—	—	—	(902.5)
Short-term debt, net	(309.1)	—	—	—	(309.1)
Debt issuance costs	(38.8)	—	—	—	(38.8)
Net (repayments of) proceeds from short-term intercompany loans	(2,037.3)	—	(102.3)	2,139.6	—
Dividends to parent	—	—	(93.0)	93.0	—
Return of capital contributions to parent	—	(733.0)	(800.0)	1,533.0	—
Contributions of capital from parent	—	—	400.0	(400.0)	—
Borrowings of consolidated investment entities	—	—	152.6	—	152.6
Repayments of debt of consolidated investment entities	—	—	(56.6)	—	(56.6)
Contributions from (distributions to) participants in consolidated investment entities	—	—	1,262.0	—	1,262.0
Net cash provided by (used in) financing activities	(239.2)	(733.0)	(2,150.8)	3,365.6	242.6
Net increase (decrease) in cash and cash equivalents	356.2	(0.2)	792.8	—	1,148.8
Cash and cash equivalents, beginning of year	1.3	0.6	636.1	—	638.0
Cash and cash equivalents, end of year	$357.5	$0.4	$1,428.9	$—	$1,786.8

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$134.4	$48.7	$4,273.9	$(100.0)	$4,357.0
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	17,312.4	—	17,312.4
Equity securities, available-for-sale	21.2	15.7	170.0	—	206.9
Mortgage loans on real estate	—	—	1,542.5	—	1,542.5
Loan - Dutch State obligation	—	—	505.6	—	505.6
Limited partnerships/corporations	—	—	121.3	—	121.3
Acquisition of:
Fixed maturities	—	—	(18,598.9)	—	(18,598.9)
Equity securities, available-for-sale	(12.5)	(17.2)	(23.0)	—	(52.7)
Mortgage loans on real estate	—	—	(2,057.9)	—	(2,057.9)
Limited partnerships/corporations	—	—	(156.4)	—	(156.4)
Short-term investments, net	—	—	(763.2)	—	(763.2)
Policy loans, net	—	—	127.9	—	127.9
Derivatives, net	(410.4)	—	(806.3)	—	(1,216.7)
Other investments, net	—	1.0	(9.4)	—	(8.4)
Sales from consolidated investments entities	—	—	2,422.8	—	2,422.8
Purchase of consolidated investment entities	—	—	(3,044.6)	—	(3,044.6)
Maturity of intercompany loans with maturities more than three months	13.9	500.0	—	(513.9)	—
Net maturity of short-term intercompany loans	856.3	425.4	(384.6)	(897.1)	—
Return of capital contributions from subsidiaries	200.0	9.6	—	(209.6)	—
Capital contributions to subsidiaries	(377.0)	(347.0)	—	724.0	—
Collateral received (delivered), net	(2.5)	—	759.2	—	756.7
Purchases of fixed assets, net	—	—	(32.9)	—	(32.9)
Other, net	—	—	(16.1)	—	(16.1)
Net cash provided by (used in) investing activities	$289.0	$587.5	$(2,931.6)	$(896.6)	$(2,951.7)
Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash Flows from Financing Activities:
Deposits received for investment contracts	$—	$—	$16,571.1	$—	$16,571.1
Maturities and withdrawals from investment contracts	—	—	(17,246.6)	500.0	(16,746.6)
Proceeds from issuance of debt with maturities of more than three months	548.5	—	58.0	—	606.5
Repayment of debt with maturities of more than three months	(573.8)	—	—	—	(573.8)
Short-term debt, net	(359.0)	—	(1,546.0)	—	(1,905.0)
Intercompany loans with maturities of more than three months	—	—	(13.9)	13.9	—
Net (repayments of) proceeds from short-term intercompany loans	(40.8)	(983.1)	126.8	897.1	—
Dividends to parent	—	—	(100.0)	100.0	—
Return of capital contributions to parent	—	—	(209.6)	209.6	—
Contributions of capital from parent	—	347.0	377.0	(724.0)	—
Borrowings of consolidated investment entities	—	—	138.9	—	138.9
Repayments of debt of consolidated investment entities	—	—	(121.4)	—	(121.4)
Contributions from (distributions to) participants in consolidated investment entities	—	—	647.7	—	647.7
Net cash provided by (used in) financing activities	(425.1)	(636.1)	(1,318.0)	996.6	(1,382.6)
Net increase (decrease) in cash and cash equivalents	(1.7)	0.1	24.3	—	22.7
Cash and cash equivalents, beginning of year	3.0	0.5	611.8	—	615.3
Cash and cash equivalents, end of year	$1.3	$0.6	$636.1	$—	638.0